STOCKHOLDERS' EQUITY (Narrative) (Details)	0 Months Ended					1 Months Ended																						12 Months Ended
	Feb. 21, 2012 USD ($)	Feb. 21, 2012 ILS	May 20, 2008 USD ($)	Jan. 24, 2008 USD ($)	Jul. 17, 2006 USD ($)	Feb. 28, 2014 USD ($)	Feb. 28, 2014 ILS	Nov. 30, 2013 USD ($)	Nov. 30, 2013 ILS	Oct. 31, 2013 USD ($)	Oct. 31, 2013 ILS	Jul. 31, 2013 USD ($)	Jul. 31, 2013 ILS	Apr. 30, 2013 USD ($)	Apr. 30, 2013 ILS	Jan. 31, 2013 USD ($)	Jan. 31, 2013 ILS	Oct. 31, 2012 USD ($)	Oct. 31, 2012 ILS	Jun. 30, 2012 USD ($)	Jun. 30, 2012 ILS	Apr. 30, 2012 USD ($)	Apr. 30, 2012 ILS	Apr. 30, 2011 USD ($)	Apr. 30, 2011 ILS	Apr. 30, 2010 USD ($)	Apr. 30, 2010 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
STOCKHOLDERS' EQUITY [Abstract]
Amount authorized for repurchase of ordinary shares			$ 30,000,000		$ 10,000,000
Authorized increase for repurchase of ordinary shares			10,000,000	10,000,000
Treasury stock acquired																												2,507,314
Treasury stock acquired, value																												27,100,000
Percentage of outstanding stock in treasury stock																												10.70%	10.70%	10.70%
Dividend rate as a percentage of net profits	50.00%	50.00%
Dividend paid	$ 31,600,000	117,200,000				$ 8,000,000	27,300,000	$ 3,600,000	12,600,000	$ 3,600,000	12,600,000	$ 3,000,000	10,500,000	$ 7,000,000	25,400,000	$ 2,600,000	9,700,000	$ 5,200,000	20,000,000	$ 2,500,000	9,700,000	$ 25,800,000	96,000,000	$ 21,800,000	78,800,000	$ 31,600,000	117,200,000	$ 13,502,000	$ 33,308,000	$ 21,782,000
Dividend paid per share										$ 0.17		$ 0.14		$ 0.33		$ 0.12		$ 0.24		$ 0.12		$ 1.23		$ 1.00		$ 1.50
Cash dividend declared, value per share						$ 0.38		$ 0.17
Dividends payable date						2014-04	2014-04	2014-01	2014-01